Deferred Charges, Net	9 Months Ended
Mar. 31, 2014
Deferred Charges, Net.
Deferred Charges, Net

9. Deferred Charges, Net

Deferred charges of $2,555,674 as of March 31, 2014, represent deferred offering costs of $1,304,343 related to the Company’s planned initial public offering, deferred financing costs of $716,040 and deferred drydocking costs of $535,291.

The movement of deferred financing costs and drydocking costs is presented in the table below:

	Financing costs	Drydocking costs
On inception , July 1, 2013	—	—
Additions	1,516,847	600,394
Amortization	(800,807)	(65,103)
Balance, March 31, 2014	716,040	535,291

The drydocking costs incurred during the period ended March 31, 2014 relate to the drydocking for Captain Nicholas ML which was drydocked during the period under review.